Capital Stock and Long-term Retention Plan - Stock awards (Details) - Long-Term Retention Plan EquityInstruments in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019 EquityInstruments MXN ($) $ / shares	Dec. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2018 EquityInstruments $ / shares	Dec. 31, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments
CPOs or CPOs Equivalent
Paid by employees (in CPOs) | $	(4,745.3)
Forfeited (in CPOs) | $	(9,490.5)
Weighted-Average Exercise Price
Weighted-average remaining contractual life of the awards		1 year 4 months 17 days	1 year 8 months 12 days
CPOs
CPOs or CPOs Equivalent
Outstanding at beginning of year (in CPOs) | EquityInstruments		243,472	179,051
Conditionally sold (in CPOs) | EquityInstruments		39,200	72,558	32,500	37,000	39,000
Paid by employees (in CPOs) | EquityInstruments			(3,107)
Forfeited (in CPOs) | EquityInstruments		(122,307)	(5,030)
Outstanding at end of year (in CPOs) | EquityInstruments	243,472	160,365	243,472	179,051
To be paid by employees at end of year (in CPOs) | EquityInstruments	110,828	23,361	110,828
Weighted-Average Exercise Price
Outstanding at beginning of year (in pesos per CPO) | $ / shares		$ 65.19	$ 75.77
Conditionally sold | $ / shares		6.84	38.50
Paid by employees (in pesos per CPO) | $ / shares			33.75
Forfeited (in pesos per CPO) | $ / shares		81.36	73.20
Outstanding at end of year (in pesos per CPO) | $ / shares	$ 65.19	39.36	65.19	$ 75.77
To be paid by employees at end of year (in pesos per CPO) | $ / shares	$ 81.26	$ 80.72	$ 81.26